Cover	Jan. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2026
Entity File Number	001-36193
Entity Registrant Name	TREVENA, INC.
Entity Central Index Key	0001429560
Entity Tax Identification Number	26-1469215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2870 Peachtree Road
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	610
Local Phone Number	354-8840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TRVN
Entity Emerging Growth Company	false